Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	June 30,	December 31,
	2026	2025
Trade receivables	$2,640,728	$2,761,842
Provision for expected credit loss	(1,534,429)	(1,671,060)
Exchange rate difference	-	33,965
	$1,106,299	$1,124,747

Schedule of Allowance For Expected Credit Losses
	June 30,	December 31,
	2026	2025
Beginning	$1,671,060	$648,653
Provision for expected credit losses	-	1,038,148
Exchange rate difference	(136,631)	(15,741)
Ending	$1,534,429	$1,671,060